CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

14.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2022 and June 30, 2023:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	71	5	1
- Cash at bank	31,154	32,204	4,439
- Short-term deposits	470	—	—

	31,695	32,209	4,440

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	24,709	27,398	3,777
US$	6,255	4,426	610
HK$	731	385	53

	31,695	32,209	4,440

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.

17.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2021 and 2022:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	74	71	10
- Cash at bank	58,285	31,154	4,514
- Short-term deposits	—	470	71

Total Cash and cash equivalent	58,359	31,695	4,595

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

CNY	37,333	24,709	3,582
US$	20,011	6,255	907
HK$	1,015	731	106

	58,359	31,695	4,595

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.

As of December 31, 2022, the Group has pledged its short-term deposits to fulfil collateral requirements of a bank guarantee related to a new bidding associated with a potential business opportunity of construction projects.